EARNINGS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Earnings per share [line items]
Dilutive potential common stock outstanding (in shares)	0
Dilutive earnings per share (In pesos per share) | $ / shares	$ 0.00
Weighted average number of shares outstanding	2,153,688,011
Weighted average number of shares outstanding (in shares)		1,184,528,406	1,184,528,406
Cablevision Holding S.A.
Earnings per share [line items]
Ordinary shares outstanding		120,000	120,000
Share exchange ratio	9,871.07005	9,871.07005